Quarterly Holdings Report
for
Fidelity® Arizona Municipal Income Fund
November 30, 2024
AZI-NPRT1-0125
1.810709.120
Municipal Securities - 94.2%
	Principal Amount (a)	Value ($)
Arizona - 93.1%
Education - 17.4%
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 7/1/2034	500,000	505,061
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 7/1/2035	900,000	908,852
Arizona St Univ Revs Series 2019A, 5% 7/1/2040	510,000	547,957
Arizona St Univ Revs Series 2020 A, 5% 7/1/2039	390,000	425,386
Arizona St Univ Revs Series 2020 A, 5% 7/1/2043	2,925,000	3,160,317
Maricopa County Industrial Development Authority (Creighton University Proj.) Series 2020, 5% 7/1/2047	2,000,000	2,097,797
Mcallister Academic Vlg AZ LLC 5% 7/1/2037 (Arizona St Univ Revs Guaranteed)	2,000,000	2,041,742
Mcallister Academic Vlg AZ LLC 5% 7/1/2038 (Arizona St Univ Revs Guaranteed)	3,850,000	3,924,308
Northern AZ Univ Revs Series 2015, 5% 6/1/2030	1,000,000	1,008,308
Northern AZ Univ Revs Series 2020 B, 5% 6/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,085,422
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2036	1,175,000	1,215,861
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Student Housing LLC Proj.) 5% 7/1/2042	1,500,000	1,529,552
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2039 (Build America Mutual Assurance Co Insured)	1,385,000	1,551,009
University AZ Univ Revs Series 2020 C, 5% 8/1/2028	900,000	971,326
		20,972,898
Electric Utilities - 2.0%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	1,000,000	999,945
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2035	395,000	434,126
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2037	880,000	960,675
		2,394,746
General Obligations - 20.2%
Apache Cnty Ariz Uni Sch Dist No 8 Window Rock Impact Aid Rev Series 2022, 5% 7/1/2035	500,000	550,409
Apache Cnty Ariz Uni Sch Dist No 8 Window Rock Impact Aid Rev Series 2022, 5% 7/1/2036	500,000	548,668
Arizona Game & Fish Dept & Commission 5% 7/1/2032	470,000	470,596
Glendale AZ Union High Sch Dst 4% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,024,944
Glendale AZ Union High Sch Dst 4% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,023,390
Glendale AZ Usd #40 Series 2021B, 2% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	2,050,000	1,644,362
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	500,000	481,473
Maricopa Cnty AZ Sch Dist #28 Kyrene Elem 4% 7/1/2029	650,000	652,626
Maricopa Cnty AZ Sch Dist #28 Kyrene Elem 5% 7/1/2037	1,000,000	1,063,296
Maricopa Cnty AZ Sch Dist #3 Tempe Elem Series 2024 A, 5% 7/1/2039	400,000	457,195
Maricopa Cnty AZ School District No 1 Phoenix Elementary 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,300,000	1,450,760
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	1,000,000	1,054,688
Paradise Valley AZ Uni Sch Dist No 69 Series 2022, 5% 7/1/2031	105,000	118,785
Phoenix Uhsd #210 Series 2019 B, 5% 7/1/2032	1,180,000	1,266,219
Phoenix Uhsd #210 Series 2019 B, 5% 7/1/2034	585,000	625,749
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2042 (Assured Guaranty Municipal Corp Insured)	875,000	969,648
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	2,910,000	3,217,522
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	3,000,000	3,259,018
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2034	350,000	365,049
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2033	3,015,000	3,162,238
Scottsdale Gen. Oblig. 4% 7/1/2032	400,000	410,591
Tolleson AZ Uni High Sch Dist No 214 5% 7/1/2031	350,000	368,108
		24,185,334
Health Care - 29.7%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P MUNI 7DAY HIGR YIELD + 0.81%, 4.08% tender 1/1/2037 (b)(d)	1,000,000	975,976
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 3% 2/1/2045	1,000,000	834,271
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2039	500,000	508,286
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2040	1,000,000	1,013,452
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2050	2,005,000	1,977,386
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2040	700,000	753,179
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2035	200,000	202,437
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2036	355,000	359,349
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	958,704
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 4% 7/1/2028	215,000	210,363
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2033	435,000	438,869
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	1,000,000	964,083
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) 5% 9/1/2033	275,000	291,499
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) 5% 9/1/2034	680,000	720,280
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2019A, 5% 9/1/2029	310,000	329,689
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	3,000,000	2,303,837
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	1,500,000	1,451,888
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2034	2,935,000	3,036,554
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	2,320,000	2,388,872
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,000,000	2,505,407
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 F, 4% 1/1/2045	1,000,000	999,364
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (e)	500,000	456,742
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (e)	500,000	420,443
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2037	415,000	416,857
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2046	3,000,000	2,897,783
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	1,000,000	882,850
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) 5% 8/1/2036	1,305,000	1,331,342
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 4% 8/1/2043	350,000	344,335
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 5% 8/1/2025	400,000	403,763
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 5% 8/1/2026	600,000	615,021
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 5% 8/1/2027	625,000	649,740
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 5% 8/1/2039	1,060,000	1,107,580
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2014 A, 5% 8/1/2027	2,000,000	2,002,567
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,124,069
		35,876,837
Housing - 1.4%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	1,812,592	1,747,337
Industrial Development - 2.5%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	3,000,000	3,081,769
Special Tax - 5.7%
Bullhead City Ariz Excise Taxes Rev 2.55% 7/1/2046	3,000,000	2,188,028
Chandler Ariz Excise Tax Rev Series 2015, 3% 7/1/2034	300,000	292,718
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (f)	2,000,000	2,483,605
Phoenix-Mesa Gateway Arpt Auth Ariz Spl Fac Rev 5% 7/1/2027 (c)	400,000	401,376
Tempe AZ Excise Tax Rev 5% 7/1/2028	315,000	325,772
Tempe AZ Excise Tax Rev 5% 7/1/2029	500,000	516,941
Tempe AZ Excise Tax Rev 5% 7/1/2030	325,000	335,451
Tempe AZ Excise Tax Rev 5% 7/1/2031	375,000	386,706
		6,930,597
Transportation - 8.7%
Arizona St Transn Brd Series 2017A, 5% 7/1/2031	385,000	405,173
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	185,000	199,598
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2035	1,000,000	1,069,270
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2031	2,000,000	2,102,527
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2035 (c)	2,425,000	2,497,301
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 4% 7/1/2037 (c)	1,750,000	1,753,061
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (c)	280,000	297,183
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2030 (c)	2,000,000	2,160,130
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (c)	25,000	25,800
		10,510,043
Water & Sewer - 5.5%
Central Ariz Wtr Consv Dist Wtr Delivery O&M Rev 5% 1/1/2036	500,000	508,602
City of Tucson AZ 5% 7/1/2034	1,000,000	1,047,820
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2040	100,000	90,896
Mesa AZ Util Sys Rev Series 2017, 3.25% 7/1/2040	250,000	238,191
Mesa AZ Util Sys Rev Series 2017, 3.25% 7/1/2041	680,000	639,723
Mesa AZ Util Sys Rev Series 2019A, 5% 7/1/2043	2,015,000	2,147,585
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	1,000,000	1,046,329
Phoenix AZ Cvc Imp Cor Wstwtr 5% 7/1/2033	1,000,000	1,027,623
		6,746,769
TOTAL ARIZONA		112,446,330
Puerto Rico - 1.1%
General Obligations - 0.8%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	435,874	301,461
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	50,000	52,311
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	150,000	161,828
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	365,000	406,830
		922,430
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	50,000	46,585
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	260,000	269,958
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	95,000	102,556
		419,099
TOTAL PUERTO RICO		1,341,529
TOTAL MUNICIPAL SECURITIES (Cost $114,607,980)		113,787,859

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $5,489,536)	2.95	5,488,438	5,489,536

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $120,097,516)	119,277,395
NET OTHER ASSETS (LIABILITIES) - 1.3%	1,631,213
NET ASSETS - 100.0%	120,908,608

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $877,185 or 0.7% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	2,987,772	10,160,865	7,659,101	36,431	-	-	5,489,536	0.2%
Total	2,987,772	10,160,865	7,659,101	36,431	-	-	5,489,536

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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